Borrowings, Financing And Debentures - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 7,432,019	R$ 6,881,050
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	0	1,372,755
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	2,279,759	2,226,402
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	527,596	324,257
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 4,624,664	R$ 2,957,636